Other financial assets, Non-current (Tables)	12 Months Ended
Mar. 31, 2021
Other Financial Assets Non-current
Schedule of other financial assets, Non-current
	March 31,
	2020	2021
Security deposits	30,233	23,838
Total	30,233	23,838